RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES

	Three months ended March 31
	2022	2021

Research and development expenses:
Directors compensation and fees to officers	25	-
	25	-

General and administrative expenses:
Directors compensation and fees to officers (*)	176	92
(*) Share based compensation	27	-

Financing expenses, net:
Interest on loan	379	-

B. Balances with related parties:

	As of March 31,
	2022	2021

Current Assets:
Short term loan	16	-
Prepaid expenses	18	-
	34	-
Current Liabilities:
Convertible notes	-	879
Accrued compensation	1,024	404
	1,024	1,283
Non-current Liabilities:
Convertible notes	1,655	-

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

Research and development expenses:
Fees to officers	48	-
Other expenses	26	-
	74	-

General and administrative expenses:
Directors compensation and fees to officers (*)	919	496
(*) Share based compensation	404	-

Financing expenses , net:
Financial expenses related to convertible loan	1,129	287
Interest on loan (**)	*	-

(**)	Less than 1 thousand

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

B. Balances with related parties:

	As of December 31,
	2021	2020
	U.S. Dollars in thousands

Current Assets:
Short term loan	15	-

Current Liabilities:
Convertible notes	1,431	773
Accounts payable	20	312
Accrued compensation	838	-